SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE (Details) shares in Thousands	6 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	1,029,937	1,029,937	847,437	461,000
Weighted Average Remaining Contractual Life (years)	2 years 3 months 3 days
Stock Options Exercisable, Ending Balance | shares	752,644	752,644	548,009
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance		$ 4.33	$ 4.52
Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	484,987	484,987
Weighted Average Remaining Contractual Life (years)	1 year 11 months 4 days
Stock Options Exercisable, Ending Balance | shares	380,237	380,237
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance		$ 3.11
Exercise Price One [Member] | Canada, Dollars | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	$ 2.00
Exercise Price One [Member] | Canada, Dollars | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	$ 3.99
Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	448,950	448,950
Weighted Average Remaining Contractual Life (years)	2 years 10 months 9 days
Stock Options Exercisable, Ending Balance | shares	276,407	276,407
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance		$ 4.61
Exercise Price Two [Member] | Canada, Dollars | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	$ 5.99
Exercise Price Two [Member] | Canada, Dollars | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	$ 4.00
Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	15,000	15,000
Weighted Average Remaining Contractual Life (years)	10 months 28 days
Stock Options Exercisable, Ending Balance | shares	15,000	15,000
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance		$ 7.63
Exercise Price Three [Member] | Canada, Dollars | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	$ 7.99
Exercise Price Three [Member] | Canada, Dollars | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	$ 6.00
Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	81,000	81,000
Weighted Average Remaining Contractual Life (years)	1 year 1 month 13 days
Stock Options Exercisable, Ending Balance | shares	81,000	81,000
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance		$ 8.52
Exercise Price Four [Member] | Canada, Dollars | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	$ 9.99
Exercise Price Four [Member] | Canada, Dollars | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	$ 8.00